DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Gross amount	$ 0.7	$ 7.1
Offsetting amount	(0.2)	(3.4)
Net amount presented in the statement of financial position	0.5	3.7
Financial liabilities
Gross amount	12.5	6.8
Offsetting amount	(0.2)	(3.4)
Net amount presented in the statement of financial position	$ (12.3)	$ (3.4)